Contingent liabilities - Additional Details (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingent liabilities, comprising guarantees, discounted bills and other items	£ 32.0	£ 58.0
Financial assets were pledged as collateral for contingent liabilities	£ 0.2	£ 0.5